Debt and Credit Facilities	12 Months Ended
Dec. 31, 2025
Debt and Credit Facilities
Debt and Credit Facilities

20. Debt and Credit Facilities

Debt and credit facilities are comprised of the following:

Long-Term Debt

	December 31	December 31
($ millions)	2025	2024
Fixed-term debt(1)(2)
5.60% Series 9 Medium Term Notes, due 2025	—	1 000
7.875% Debentures, due 2026 (US$275)	377	396
3.00% Series 5 Medium Term Notes, due 2026	96	96
5.40% Series 10 Medium Term Notes, due 2026	500	500
8.20% Notes, due 2027 (US$43)	59	62
2.95% Series 11 Medium Term Notes, due 2027	500	—
7.00% Debentures, due 2028 (US$250)	343	360
3.10% Series 6 Medium Term Notes, due 2029	65	65
5.00% Series 7 Medium Term Notes, due 2030	154	154
3.55% Series 12 Medium Term Notes, due 2030	500	—
7.15% Notes, due 2032 (US$500)	686	720
5.35% Notes, due 2033 (US$91)	123	130
5.95% Notes, due 2034 (US$500)	686	720
5.95% Notes, due 2035 (US$178)	243	257
5.39% Series 4 Medium Term Notes, due 2037	279	279
6.80% Notes, due 2038 (US$621)	852	895
6.50% Notes, due 2038 (US$476)	652	685
6.85% Notes, due 2039 (US$750)	1 029	1 080
6.00% Notes, due 2042 (US$32)	43	46
4.34% Series 5 Medium Term Notes, due 2046	300	300
4.00% Notes, due 2047 (US$750)	1 029	1 080
3.95% Series 8 Medium Term Notes, due 2051	500	500
3.75% Notes, due 2051 (US$750)	1 029	1 080
Total unsecured long-term debt	10 045	10 405
Deferred financing costs	(58)	(60)
	9 987	10 345
Current portion of long-term debt	(973)	(997)
Total long-term debt	9 014	9 348

(1)	Prior period amounts have been reclassified to align with current period presentation of total unsecured long-term debt.
(2)	Certain securities are redeemable at the option of the company.

In the fourth quarter of 2025, the company extended the maturity of its syndicated credit facilities from October 2027 and October 2028, to December 2028 and December 2029, respectively.

In the fourth quarter of 2025, the company issued $1.0 billion in aggregate principal of senior unsecured notes, consisting of $500 million principal amount of Series 11 Medium Term Notes due on November 14, 2027, having a coupon of 2.95% and $500 million principal amount of Series 12 Medium Term Notes due on November 14, 2030, having a coupon of 3.55%. Debt issuance costs were $4 million and were netted against the carrying amount of the debt and amortized using the effective interest method. Net proceeds were utilized to repay the 5.60% Series 9 Medium Term Notes, due 2025, with a principal amount of $1 billion.

In the fourth quarter of 2024, the company extended the maturity of its syndicated credit facilities from June 2026 to October 2027 and October 2028.

In the fourth quarter of 2024, the company executed a debt tender offer pursuant to which it repaid $1.1 billion CAD equivalent aggregate principal amount of debt above par plus accrued and unpaid interest of $24 million. As a result of the extinguishment, the company incurred charges of $168 million related to accelerated amortization of debt issuance fees. This resulted in a total loss on extinguishment of long-term debt of $144 million ($111 million after tax). The general terms of the notes that were extinguished are as follows:

●	3.00% Series 5 Medium Term Notes, due 2026, with a principal amount of $115 million (partial repayment of $20 million);
●	3.10% Series 6 Medium Term Notes, due 2029, with a principal amount of $79 million (partial repayment of $13 million);
●	5.35% Notes, due 2033, with a principal amount of US$118 million (partial repayment of US$28 million);
●	5.95% Notes, due 2035, with a principal amount of US$199 million (partial repayment of US$22 million);
●	6.50% Notes, due 2038, with a principal amount of US$954 million (partial repayment of US$479 million); and
●	6.80% Notes, due 2038, with a principal amount of US$881 million (partial repayment of US$260 million).

In the third quarter of 2024, the company completed two partial redemptions, resulting in a debt extinguishment loss of $26 million ($23 million after tax). The general terms of the notes that were extinguished are as follows:

●	6.50% Notes, due 2038, with a principal amount of US$1.15 billion (partial repayment of US$196 million); and
●	6.80% Notes, due 2038, with a principal amount of US$900.0 million (partial repayment of US$19 million).

Scheduled Debt Repayments

Scheduled principal repayments for long-term debt are as follows:

($ millions)	Repayment
2026	973
2027	559
2028	343
2029	65
2030	654
Thereafter	7 451
10 045

Credit Facilities

A summary of available and unutilized credit facilities is as follows:

($ millions)	2025
Fully revolving and expiring in 2029	2 750
Fully revolving and expiring in 2028	2 469
Can be terminated at any time at the option of the lenders	1 070
Total credit facilities	6 289
Credit facilities supporting standby letters of credit	(725)
Total unutilized credit facilities(1)	5 564

(1)Available credit facilities for liquidity purposes at December 31, 2025 decreased to $5.219 billion, compared to $5.475 billion at December 31, 2024.